UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from August 1, 2013 to August 31, 2013

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I
(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State or jurisdiction of		(IRS Employer
Incorporation or organization		Identification Number)
of the issuing entity)

c/o Discover Bank
12 Read’s Way
New Castle, Delaware		19720
(Address of principal executive offices of the issuing entity)		(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from August 1, 2013 to August 31, 2013.

Delay of Commencement of Accumulation Period

On August 23, 2013, the commencement of the Accumulation Period for a series of Master Trust certificates was delayed, pursuant to the terms of the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the “Pooling and Servicing Agreement”), by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, and the applicable series supplements thereto.

Series 2007-2. The commencement of the Accumulation Period for Series 2007-2 was delayed until February 1, 2014 (the first day of the Due Period related to the March 2014 Distribution Date).

Removal of Accounts

As of August 31, 2013 (the “Removal Date”), Discover Bank, on behalf of the holder of the Seller Certificate, designated certain accounts as Removed Accounts, and the receivables in such accounts and the corresponding portion of Interchange arising on and after September 1, 2013 to be reassigned to Discover Bank pursuant to Section 2.11(a) of the Pooling and Servicing Agreement. Discover Bank randomly selected such Removed Accounts from the Accounts, and satisfied other conditions to the designation of Removed Accounts pursuant to Section 2.11(b) of the Pooling and Servicing Agreement. The random account removal was executed to reduce excess Seller Interest. After giving effect to the removal of accounts with balances of $3,012,636,974.02, the Receivables in the Accounts were $30,089,413,745.21. For further information regarding the composition of the receivables following the removal of accounts, refer to the 8-K filed on behalf of the Master Trust on September 6, 2013.

Monthly Performance Data

Of the accounts designated to the Master Trust, 99.9% have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, Discover Card Execution Note Trust (the “Note Issuance Trust”).

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2007-2:

On September 16, 2013, the Registrant made available the Monthly Certificateholders' Statement for August 2013 with respect to Series 2007-2, which is attached as Exhibit 99(a) hereto.

Series 2007-CC Collateral Certificate:

On September 16, 2013, the Registrant made available the Monthly Certificateholders' Statement for August 2013 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of the Note Issuance Trust filed on September 16, 2013 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 8. Other Information

Class A(2011-B) Notes. On August 13, 2013, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2011-B) Notes (the “Class A(2011-B) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2011-B) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to June 30, 2015; (ii) extend the existing liquidation commencement date of the Class A(2011-B) Notes to July 1, 2015; (iii) extend the existing expected maturity date of the Class A(2011-B) Notes to August 17, 2015; (iv) extend the existing expected principal payment date of the Class A(2011-B) Notes to August 17, 2015; and (v) extend the existing legal maturity date of the Class A(2011-B) Notes to February 15, 2018. In connection with any increase in the outstanding dollar principal amount of the Class A(2011-B) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

Amendments to Class A(2008-C) Terms Document. On August 30, 2013, the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, entered into an amendment to the Class A(2008-C) Terms Document, dated as of August 28, 2008, as amended, to revise certain conditions to increase the outstanding principal amount of the DiscoverSeries Class A(2008-C) Notes (the “Class A(2008-C) Notes”).

Class A(2008-C) Notes. On August 30, 2013, the Note Issuance Trust, as Issuer of the Class A(2008-C) Notes, Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2008-C) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to July 31, 2016; (ii) extend the existing liquidation commencement date of the Class A(2008-C) Notes to August 1, 2016; (iii) extend the existing expected maturity date of the Class A(2008-C) Notes to September 15, 2016; (iv) extend the existing expected principal payment date of the Class A(2008-C) Notes to September 15, 2016; and (v) extend the existing legal maturity date of the Class A(2008-C) Notes to March 15, 2019.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under Pooling and Servicing Agreement may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9.	Exhibits
Exhibit No.	Description
99(a)	Monthly Certificateholders' Statement, related to the month ending
August 31, 2013, for Series 2007-2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: September 16, 2013

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the month ending August 31, 2013, for Series 2007-2.

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